Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Property and equipment, net

9. Property and equipment, net

	As of December 31,
	2024	2025
	RMB	RMB	US$
Construction in progress	1,302,148,272	—	—
Leasehold improvements	15,967,920	13,615,929	1,947,052
Office and electronic equipment	11,704,829	9,951,202	1,423,003
Motor vehicles	13,402,055	10,553,180	1,509,085
Aircraft	180,292,710	172,729,570	24,700,000
Buildings	118,266,537	1,570,548,470	224,585,444
Property and equipment, gross	1,641,782,323	1,777,398,351	254,164,584
Less accumulated depreciation	54,915,306	98,571,734	14,095,570
Less impairment	833,390	833,390	119,174
Property and equipment, net	1,586,033,627	1,677,993,227	239,949,840

Depreciation expense, for the years ended December 31, 2023, 2024 and 2025, was RMB 14 million, RMB 21 million and RMB 50 million (US$ 7 million), respectively.

For the years ended December 31, 2023, 2024 and 2025, the interest cost incurred and capitalized was RMB 2 million, RMB nil and RMB nil (US$ nil), respectively.

In 2025 and 2024, the Company capitalized buildings at a cost of RMB 1,452 million (US$ 208 million) and RMB 118 million, respectively, to support its business expansion initiatives. In 2024, the depreciation expense for the aircraft was RMB 17 million, while no depreciation expenses were recorded for the buildings as they were capitalized in December 2024. In May 2025, these buildings were completed and transferred from construction in progress to buildings. Consequently, in 2025, the depreciation expense for the aircraft and the buildings was RMB 17 million (US$ 2 million) and RMB 31 million (US$ 4 million), respectively.

The total net value of the aircraft and buildings was RMB 271 million and RMB 1,670 million (US$ 239 million) as of December 31, 2024 and 2025, respectively.

For the years ended December 31, 2023, 2024 and 2025, the carrying amounts of the disposed property and equipment were RMB 2,817,196, RMB 816,244 and RMB 3,582,671 (US$ 512,315), respectively. The loss from disposal of property and equipment was RMB 2,568,274, RMB 690,098 and RMB 982,761 (US$ 140,533) for the years ended December 31, 2023, 2024 and 2025, respectively.